Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 33,819,683			$ 27,008,765
Nominal contract amount of hedging instruments	193,240			207,057
Fair value of trading assets	255,998			328,450
Fair value of hedging assets	1,538			1,793
Fair value of derivative assets	207,825	$ 219,818	[1]	219,818
Fair value of trading liabilities	252,632			323,351
Fair value of hedging liabilities	2,914			3,895
Fair value of derivative liabilities	205,835	216,821	[1]	216,821
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	7,552,462			6,215,518
Nominal contract amount of hedging instruments	29,969			28,768
Fair value of trading assets	85,959			78,089
Fair value of hedging assets	458			428
Fair value of trading liabilities	82,494			74,915
Fair value of hedging liabilities	653			853
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	24,589,916			19,751,577
Nominal contract amount of hedging instruments	163,271			178,289
Fair value of trading assets	155,293			235,430
Fair value of hedging assets	1,080			1,365
Fair value of trading liabilities	154,257			229,989
Fair value of hedging liabilities	2,261			3,042
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets	707	2,388	[2]	2,388
Fair value of derivative liabilities	2,159	$ 3,082	[2]	3,082
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	915
Fair value of hedging liabilities	2,123
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	60,682			61,545
Nominal contract amount of hedging instruments	39,268			26,414
Fair value of trading assets	490			1,952
Fair value of hedging assets	217			436
Fair value of derivative assets	707			2,388
Fair value of trading liabilities	1,166			2,008
Fair value of hedging liabilities	993			1,074
Fair value of derivative liabilities	2,159			3,082
Fair value hedges | HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	16,623			20,484
Nominal contract amount of hedging instruments	1,120			1,120
Fair value of trading assets	207			588
Fair value of hedging assets	0			0
Fair value of derivative assets	207			588
Fair value of trading liabilities	628			1,330
Fair value of hedging liabilities	155			110
Fair value of derivative liabilities	783			1,440
Fair value hedges | HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	44,059			41,061
Nominal contract amount of hedging instruments	38,148			25,294
Fair value of trading assets	283			1,364
Fair value of hedging assets	217			436
Fair value of derivative assets	500			1,800
Fair value of trading liabilities	538			678
Fair value of hedging liabilities	838			964
Fair value of derivative liabilities	$ 1,376			$ 1,642

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
[2]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.